Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7,768	$ 8,921	$ 7,762
Interest cost	8,929	8,372	7,833
Expected return on Plans’ assets	(9,057)	(8,970)	(8,221)
Amortization of prior service cost	65	(62)	(125)
Amortization of net actuarial loss	0	46	121
Amortization of net actuarial loss	5,765	6,295	2,108
Total net periodic benefit cost	13,470	14,602	9,478
Accumulated benefit obligation	227,799	213,675	$ 215,276
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	71	102
Interest cost	60	63
Amortization of net actuarial loss	(179)	(143)
Total net periodic benefit cost	$ (48)	$ 22